ACCUMULATED LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ACCUMULATED LOSSES [Abstract]
Balance	$ (21,076)	$ (15,121)
Net loss for the year attributable to members of Paringa Resources Limited	(7,115)	(5,955)	$ (4,481)
Balance	$ (28,191)	$ (21,076)	$ (15,121)